Stock Issuances (Narrative) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Preferred Stock Issuances
Number of shares of Preferred Stock issued during the period	0	51
Purchase price of Series B Convertible Preferred stock (Per share)		$ 1.00
Common Stock Issuances
Issued shares of restricted common stock to two investors for the retirement of notes payable	7,272,728
Market value of restricted common stock issued to two investors for the retirement of notes payable	$ 402,673
Issued shares of restricted common stock in settlement of two notes payable and accrued interest	307,982
Issued shares of restricted common stock resulting in a loss	94,691
Issued shares of S-8 common stock to contract miners	26,826,842
Market value of shares of S-8 common stock issued to contract miners	$ 1,508,556
Payment for accrued mining cost	103,626
Payment for mining services	177,999
Payment for mining inventory	1,185,396
Prepayment for mining services	$ 41,534
Issued shares of restricted stock and S-8 common stock for mining services	70,000
Market value of shares of restricted stock and S-8 common stock for mining services	$ 37,100
Issued shares of S-8 common stock for the conversion of two convertible notes	15,847,974
Market value of shares of S-8 common stock for the conversion of two convertible notes	$ 306,878
Issued to two lenders in connection with a loan extension 75,000 shares each of restricted common stock	4,858
Issued shares of S-8 common stock pursuant to the agreement with Logistica	10,000,000
Market value of shares of S-8 common stock pursuant to the agreement with Logistica	$ 689,000
Issued shares of restricted common stock	600,000
Issued shares of S-8 common stock for conversion accrued expenses	3,391,820
Value of shares of S-8 common stock for conversion accrued expenses	$ 217,550
Issued shares of restricted common stock ,resulting in a gain	31,070
Issued shares of restricted common stock and S-8 common stock for conversion accrued compensation	1,794,777
Value of shares of restricted common stock and S-8 common stock issued to conversion accrued compensation	$ 151,161
Issued shares of restricted common stock ,resulting in a gain of in equity	15,547
Issued shares of restricted common stock to a creditor for carrying a significant balance	500,000
Market value of restricted common stock to a creditor for carrying a significant balance	$ 36,000
Issued shares of common stock under the 2016 Agreement with River North	13,072,636
Cash proceeds received from the issuance of shares of common stock under the 2016 Agreement with River North	$ 871,679
Company received cash proceeds from shares of Common Stock issued under the 2014 Agreement to Southridge during the period		$ 50,000
Company issued shares of restricted common stock, as provided for in two loan agreements entered into in February 2015		400,000
The relative fair value of the restricted common stock issued pursuant to the two loan agreements		$ 21,211
Company issued shares of restricted common stock provided for in a working capital loan entered into in April 2015		3,000,000
The relative fair value of the restricted common stock issued pursuant to the working capital loan		$ 98,349
Shares of restricted common stock issued to a creditor for carrying a significant balance		500,000
Market value of shares issued to creditor classified as non-cash financing costs		$ 67,550
Issued shares of S-8 common stock as consideration for a commitment consulting fee		2,000,000
Market value of shares of S-8 common stock issued as consideration for a commitment consulting fee		$ 170,000
Issued shares of restricted common stock in connection with a conversion accrued compensation		849,805
Value of shares of restricted common stock issued in connection with a conversion accrued compensation		$ 53,534